Restructuring - Restructuring Reserve by Type of Cost (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Reserve [Roll Forward]
Expense provision	$ 19	$ 7	$ 20	$ 10	$ 17	$ 54	$ 28
Changes in estimates	0	$ 3	0	3	4	6	5
Employee Severance
Restructuring Reserve [Roll Forward]
Remaining accrual at the beginning of the period			12	21	21	13
Expense provision			16		16	54
Cash payments and other			(6)		(21)	(40)
Changes in estimates			(1)		(4)	(6)
Remaining accrual at the end of the period	21		21		12	21	13
Facility Closure and Other
Restructuring Reserve [Roll Forward]
Remaining accrual at the beginning of the period			1	$ 0	0	0
Expense provision			4		1	0
Cash payments and other			(4)		0	0
Changes in estimates			0		0	0
Remaining accrual at the end of the period	$ 1		$ 1		$ 1	$ 0	$ 0